Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant accounting policies [Abstract]
Schedule of Transaction Under Common Control Entities	The writes-off amounts are recognized in other reserve.
Name of subsidiaries	Date of incorporation	Principal activities	Relationship with the Group
Concorde International Group Pte Ltd	June 12, 2023	Holding company	100% own subsidiary
Concorde i-FAST USA Inc.	April 25, 2024	Security solution services	100% own subsidiary
Concorde Security Pte Ltd	June 16, 2005	Security solution services	96.81% own subsidiary
Concorde Security Sdn Bhd	January 13, 2015	Security solution services	100% own subsidiary
Concorde Security Limited	December 23, 2016	Security solution services	100% own subsidiary
Concorde Asia Pte Ltd	October 08, 2013	Security solution services	100% own subsidiary (directly or indirectly)
Berjaya Academy Pte Ltd	March 06, 2020	Consultancy and training course services	100% own subsidiary (directly or indirectly)

Schedule of Residual Values Over their Useful Lives

Depreciation is recognized so as to write off the cost less their residual values over their useful lives, using the straight-line method, on the following bases:

Estimated useful life
Furniture and Fittings	3 years
Office equipment	3 years
Building	50 years
Motor Vehicles	5 years
Security Equipment	3 – 7 years
Renovation	3 – 7 years

Schedule of Estimated Useful Lives

Amortization is recognized on a straight-line basis over their estimated useful lives which are disclosed as follows:

Intangible asset	Useful lives
Patent	20 years
Trademark	10 years
Research and development	3 years
Software	3 years

Schedule of Reportable Segment

Information about reportable segment

	Security Services	Training school	Unallocated	Total
	USD	USD	USD	USD
2024
Segment Revenue	10,434,043	56,625	-	10,490,668
Segment Profit / (loss)	(296,097)	(171,682)	(83,155,336)	(83,623,097)

2023
Segment Revenue	10,621,012	34,981	-	10,655,993
Segment Profit / (loss)	1,131,506	(137,312)	-	994,194

2022
Segment Revenue	5,006,345	-	-	5,006,345
Segment Profit (loss)	(803,980)	-	-	(803,980)